CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (10K) (Parenthetical)	12 Months Ended
Dec. 31, 2013 USD ($) shares
Issuance of common stock and warrants in a private placement offering costs | $	$ 4,379
Issuance of common stock and warrants in a private placement offering costs | $	$ 2,175
Issuance of common stock (in shares) | shares	725,274
Cashless exercise of warrants, share purchased (in shares) | shares	1,571,428